Share-based payments	6 Months Ended
Jun. 30, 2024
Share-based payments
Share-based payments

5. Share-based payments

The Group recognized share-based payment expenses as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
Cost of sales	147	221	147	199
Selling and distribution expenses	112	89	153	119
Research and development expenses	609	452	761	659
General and administrative expenses	1,891	320	3,221	537
Other operating expenses	235	162	291	219
Total	2,994	1,244	4,572	1,731

Expense recognized for the equity-settled programs was as follows:

	Three months ended June 30,		Six months ended June 30,
Program	2023	2024	2023	2024
	EUR k	EUR k	EUR k	EUR k
LTIP Stock Options	1,362	68	2,337	158
RSU Supervisory Board	235	162	291	219
New VSOP	(12)	—	45	—
Prior VSOP	30	3	(21)	7
LTIP RSUs	1,379	1,011	1,920	1,347
Total	2,994	1,244	4,572	1,731

On June 1, 2024, the Group granted 25,000 options to the Chief Business Officer, CBO. The grant was made under the terms of the long-term incentive plan (LTIP) put in place by CureVac N.V. Options will be settled in shares of CureVac N.V.

For the grant to the CBO, a Monte Carlo simulation has been used to measure the fair value at the grant date. The inputs used in the measurement of the fair value at grant date were as follows:

Weighted average fair value per option	EUR 1.78
Weighted average share price (10-days VWAP before grant date)	EUR 3.50
Exercise price (USD 3.80)	EUR 3.50
Expected volatility (%)	65.0%
Expected life (years)	3.45
Risk-free interest rate (%)	4.56%

On March 31, 2024, the Group awarded 199,910 RSUs to the Supervisory Board members and 1,374,824 RSUs to the Executive Board and various key employees. The fair value is based on the CureVac stock price as of March 31, 2024, which amounts to USD 3.03 (EUR 2.80).

Exercise of options

Under the New VSOP plan, no options were exercised within the three and six months ended June 30, 2024.

On the third anniversary after IPO i.e., on August 14, 2023, a fourth 10% portion of the (vested) virtual shares became exercisable because certain minimum trading volumes of the CureVac N.V. shares and liquidity levels were again reached. The beneficiaries declared the exercise of their then exercisable 786,746 virtual shares by March 22, 2024, and CureVac received 786,746 shares from the old shareholders on that day. On March 26, 2024, CureVac transferred 786,746 shares to the exercising beneficiaries.